Summary of Significant Accounting Policies - Summary of Class A Ordinary Shares Subject to Possible Redemption (Detail) - USD ($)		3 Months Ended						9 Months Ended	12 Months Ended
	Jan. 18, 2022	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair value allocated to rights
Gross proceeds from initial public offering	$ 189,750,000							$ 191,647,500	$ 191,647,500
Fair value allocated to public warrants										$ (4,524,000)
Fair value allocated to rights										(12,948,540)
Re-measurement on Class A ordinary shares subject to possible redemption		$ (610,118)	$ (899,680)	$ (889,342)	$ (1,380,072)	$ (2,318,917)	$ (2,105,252)		(6,695,220)	(32,883,377)
Class A ordinary shares subject to possible redemption at redemption value		$ 15,779,835						$ 15,779,835	51,976,918	194,767,885
Common Class A [Member]
Fair value allocated to rights
Gross proceeds from initial public offering										189,750,000
Offering costs allocated to Class A ordinary shares subject to possible redemption										(10,392,952)
Re-measurement on Class A ordinary shares subject to possible redemption									6,695,220	32,883,377
Shareholder redemption of Class A ordinary shares									(149,486,187)
Class A ordinary shares subject to possible redemption at redemption value									$ 51,976,918	$ 194,767,885